Summary of Significant Accounting Policies (Details)			6 Months Ended						12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 JPY (¥)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 MYR (RM)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	$ 1,288,212		$ 1,288,212						$ 1,244,662	$ 3,219,772
Other receivables	15,707		15,707						728,554
Allowance for credit losses for compensation receivable	97,664		97,664						99,526
Inventory write down			14,709					$ (10,713)
Non-current liabilities	1,641,804		1,641,804						1,934,927
Non-refundable initial franchise fee			$ 21,000	¥ 3,000,000
Franchise fees royalties percentage			5.00%	5.00%	5.00%	5.00%	5.00%
Directly-operated expenses			$ 1	¥ 100		$ 1
Deferred revenue	7,177,830		7,177,830						55,093
Revenue recognized on deferred revenue			23,030					56,811
Unredeemed membership points	$ 7,177,830		$ 7,177,830
Tax benefit percentage			50.00%	50.00%	50.00%	50.00%	50.00%
Shipping and handling expenses			$ 659,621					665,727
Advertising expenses			$ 100,164					$ 254,524
Number of operating segments			3	3	3	3	3
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in voting stock	20.00%		20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in voting stock	50.00%		50.00%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses					$ 1
Number of membership points convertible into currency units			250	250	250	250	250
Cash deposit	$ 133,640		$ 133,640						$ 93,919
Deposit insurance corporation					$ 500,000
Total revenue percentage	28.30%		28.30%						27.40%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses | ¥				¥ 1
Cash deposit	$ 1,835,636		$ 1,835,636						$ 1,964,529
Total revenue percentage	71.70%		71.70%						72.60%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	$ 19,783		$ 19,783						$ 139,167
MALAYSIA
Summary of Significant Accounting Policies [Line Items]
Cash deposit	7,255		7,255						13,137
Deposit insurance corporation | RM							RM 250,000
UNITED STATES
Summary of Significant Accounting Policies [Line Items]
Cash deposit	441,617		441,617						111,301
Deposit insurance corporation			250,000
Canada [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	23,141		23,141						29,090
Deposit insurance corporation	74,000	$ 100,000
Merchandise Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write down			88,964						69,700
Asset Retirement Obligations [Member]
Summary of Significant Accounting Policies [Line Items]
Non-current liabilities	626,571		626,571						773,802
Consumption Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses for compensation receivable	$ 97,664		$ 97,664						$ 99,526
Suppliers One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			28.70%	28.70%	28.70%	28.70%	28.70%	23.80%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			22.40%	22.40%	22.40%	22.40%	22.40%	21.20%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage								16.10%
Suppliers Four [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage								12.80%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			11.40%	11.40%	11.40%	11.40%	11.40%	20.30%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			15.10%	15.10%	15.10%	15.10%	15.10%		26.50%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			13.90%	13.90%	13.90%	13.90%	13.90%		10.60%
CustomerThreeMember | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage									10.20%
Deposit Insurance System [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation			$ 60,000
Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation			$ 64,000